Exhibit 99.2

Verizon Master Trust - VZMT 2022-4

Monthly Investor Report

Group Name	One

Series Name	2022-4
Collection Period	January 2025
Payment Date	02/20/2025
Transaction Month	33
Anticipated Redemption Date	05/20/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$488,200,000.00	3.40%	11/20/2028
Class B	$42,100,000.00	3.64%	11/20/2028
Class C	$19,700,000.00	3.89%	11/20/2028

Total	$550,000,000.00

Series 2022-4 Available Funds and other sources of funds
Series 2022-4 Allocation Percentage x Group One Available Funds	$37,765,718.87
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$37,765,718.87

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,027,397.26
Required Reserve Amount	$6,027,397.26
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,027,397.26

Verizon Master Trust - VZMT 2022-4

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$40.28	$40.28	$0.00	$0.00	$37,765,678.59
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$37,764,428.59
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$37,764,428.59
Asset Representations Reviewer Fee	$21.15	$21.15	$0.00	$0.00	$37,764,407.44
Servicing Fee	$418,436.66	$418,436.66	$0.00	$0.00	$37,345,970.78
Class A Note Interest	$1,383,233.33	$1,383,233.33	$0.00	$0.00	$35,962,737.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,962,737.45
Class B Note Interest	$127,703.33	$127,703.33	$0.00	$0.00	$35,835,034.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,835,034.12
Class C Note Interest	$63,860.83	$63,860.83	$0.00	$0.00	$35,771,173.29
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,771,173.29
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$35,771,173.29
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,771,173.29
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$35,771,173.29
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$35,771,173.29
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$35,771,173.29
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$35,771,173.29
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$35,771,173.29
Class R Interest	$35,771,173.29	$35,771,173.29	$0.00	$0.00	$0.00

Total	$37,765,718.87	$37,765,718.87	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2022-4

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$1,383,233.33	$0.00	$0.00	$1,383,233.33
Class B	$0.00	$0.00	$127,703.33	$0.00	$0.00	$127,703.33
Class C	$0.00	$0.00	$63,860.83	$0.00	$0.00	$63,860.83

Total	$0.00	$0.00	$1,574,797.49	$0.00	$0.00	$1,574,797.49

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$2.83	$0.00	$2.83
Class B	$1,000.00	$3.03	$0.00	$3.03
Class C	$1,000.00	$3.24	$0.00	$3.24

Total	$1,000.00	$2.86	$0.00	$2.86

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$488,200,000.00	1.00	$488,200,000.00	1.00
Class B	$42,100,000.00	1.00	$42,100,000.00	1.00
Class C	$19,700,000.00	1.00	$19,700,000.00	1.00

Total	$550,000,000.00	1.00	$550,000,000.00	1.00

Principal Funding Account

Beginning Principal Funding Account Limit	$275,000,000.00
Ending Principal Funding Account Limit	$275,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Verizon Master Trust - VZMT 2022-4

Monthly Investor Report

Group Name	One

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.

EU/UK Risk Retention Disclosure

The Servicer is authorized by the Originators to confirm and hereby confirms that the Originators continue to hold the EU/UK Retained Interest in accordance with the terms of the EU/UK Risk Retention Agreement dated May 25, 2022 and executed in connection with Series 2022-4. Capitalized terms used herein have the meaning given to them in the EU/UK Risk Retention Agreement.